Pension and Postretirement Benefit Plans and Defined Contribution Plans - Long-term Target Asset Allocations Ranges and the Percentage of the Fair Value of Plan Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		100.00%
Equity and debt securities, percentage of plan assets		99.90%	100.00%
Plan assets	[1]	$ 12,556	$ 11,633		$ 12,706
U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		0.00%
Equity and debt securities, target allocation percentage, maximum		10.00%
Equity and debt securities, percentage of plan assets		5.30%	3.60%
U.S. Qualified Pension Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		35.00%
Equity and debt securities, target allocation percentage, maximum		55.00%
Equity and debt securities, percentage of plan assets		40.10%	40.20%
U.S. Qualified Pension Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		30.00%
Equity and debt securities, target allocation percentage, maximum		55.00%
Equity and debt securities, percentage of plan assets		34.90%	35.00%
U.S. Qualified Pension Plans [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	[2]	5.00%
Equity and debt securities, target allocation percentage, maximum	[2]	17.50%
Equity and debt securities, percentage of plan assets	[2]	19.70%	21.20%
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		100.00%
Equity and debt securities, percentage of plan assets		100.00%	100.00%
Plan assets	[3]	$ 7,683	$ 7,959		8,588
International Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		0.00%
Equity and debt securities, target allocation percentage, maximum		10.00%
Equity and debt securities, percentage of plan assets		5.70%	2.60%
International Pension Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		25.00%
Equity and debt securities, target allocation percentage, maximum		50.00%
Equity and debt securities, percentage of plan assets		34.70%	39.20%
International Pension Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		30.00%
Equity and debt securities, target allocation percentage, maximum		55.00%
Equity and debt securities, percentage of plan assets		40.20%	38.80%
International Pension Plans [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	[2]	10.00%
Equity and debt securities, target allocation percentage, maximum	[2]	30.00%
Equity and debt securities, percentage of plan assets		19.40%	19.40%
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage		100.00%
Equity and debt securities, percentage of plan assets		100.00%	100.00%
Plan assets	[5]	$ 458 [4]	$ 622	[4]	$ 762
Postretirement Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		0.00%
Equity and debt securities, target allocation percentage, maximum		5.00%
Equity and debt securities, percentage of plan assets		0.00%	1.00%
Postretirement Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		0.00%
Equity and debt securities, percentage of plan assets		0.00%	12.80%
Postretirement Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		0.00%
Equity and debt securities, percentage of plan assets		0.00%	11.20%
Postretirement Plans [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum		95.00%
Equity and debt securities, target allocation percentage, maximum		100.00%
Equity and debt securities, percentage of plan assets		100.00%	75.00%
Insurance Contracts [Member] | U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets		$ 235	$ 259
Insurance Contracts [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets		235	259
Insurance Contracts [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets		272	257
Insurance Contracts [Member] | Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	[4]	458	429
Equity Securities [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets		$ 144	$ 129

[1]	The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the actual return on assets, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2016.
[2]	Actual percentage of plan assets in Other investments for 2016 includes $235 million (this amount was $259 million in 2015) related to a group fixed annuity insurance contract that was executed by legacy Wyeth for certain members of its defined benefit plans prior to Pfizer acquiring the company in 2009, and $144 million (this amount was $129 million in 2015) related to an investment in a partnership whose primary holdings are public equity securities.
[3]	The unfavorable change in the international plans’ funded status was primarily due to plan losses related to a decrease in the discount rate (reflecting lower interest rates), partially offset by an increase in the actual return on plan assets.
[4]	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.
[5]	The favorable change in the funded status of our postretirement plans was primarily due to plan amendments for certain U.S. and Puerto Rico postretirement plans. The U.S. plan change applied a fixed cap on costs for certain groups within the plan. The Puerto Rico plan change includes: (i) a cap on costs for certain groups within the plan, and (ii) the adoption of the EGWP. The changes resulted in reductions to the plan liabilities of $82 million for the U.S. postretirement plan and $95 million for the Puerto Rico postretirement plan.